INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2023
INCOME TAX EXPENSE
INCOME TAX EXPENSE
17.	INCOME TAX EXPENSE

The following table shows the components of the current and deferred tax expense:

	Years ended December 31,
	2023	2022
Current tax expense
Current period	$149.0	$132.4
Settlement or adjustment for prior periods	0.3	(0.1)

Deferred tax expense
Origination and reversal of temporary differences	113.7	(77.5)
Change in unrecognized deferred tax assets from impairment charges	8.8	32.9
Change in unrecognized deferred tax assets	21.4	(11.6)
Total tax expense	$293.2	$76.1

The following table reconciles the expected income tax expense calculated at the combined Canadian federal and provincial statutory income tax rates to the income tax expense in the consolidated statements of operations:

	Years ended December 31,
	2023	2022
Earnings before income tax	$708.6	$106.7
Statutory Rate	26.5%	26.5%
Expected income tax expense	$187.8	$28.3

Increase (decrease) resulting from:
Difference in foreign tax rates and foreign exchange on deferred income taxes within income tax expense	51.0	18.6
Accounting expenses not deductible for tax	19.2	20.5
Accounting income not subject to tax	(0.3)	(3.8)
Change in unrecognized deferred tax assets	21.4	(11.6)
Change in unrecognized deferred tax assets from impairment charges	8.8	32.9
Mining and state taxes	6.2	(3.9)
Percentage of depletion	(12.9)	(5.3)
Recovery from repatriation of foreign earnings	(18.2)	(1.0)
True-up of prior provisions to tax filings	3.6	2.2
Change in income tax related uncertain tax positions	22.3	0.8
Other	4.3	(1.6)
Income tax expense	$293.2	$76.1

i.	Deferred income tax

The following table summarizes the components of deferred income tax:

	December 31,	December 31,
	2023	2022
Deferred tax assets
Accrued expenses and other	$63.5	$103.6
Property, plant and equipment	5.8	0.4
Reclamation and remediation obligations	105.9	74.2
Losses	8.0	74.9
	183.2	253.1
Deferred tax liabilities
Accrued expenses and other	2.6	0.5
Property, plant and equipment	581.1	507.5
Inventory capitalization	36.7	42.0
	$620.4	$550.0
Deferred tax liabilities - net	$437.2	$296.9

For balance sheet disclosure purposes, deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

Movement in net deferred tax liabilities:

	December 31,	December 31,
	2023	2022
Balance at the beginning of the period	$296.9	$430.3
Recognized in the statement of operations	143.9	(56.2)
Recognized in OCI	(3.6)	(2.6)
Discontinued operations	—	(74.6)
Balance at the end of the period	$437.2	$296.9

ii.	Unrecognized deferred tax assets and liabilities

The aggregate amount of taxable temporary differences associated with investments in subsidiaries, for which deferred tax liabilities have not been recognized, as at December 31, 2023 is $6,490.3 million (December 31, 2022 - $6,193.4 million).

Deferred tax assets have not been recognized in respect of the following items:

	December 31,	December 31,
	2023	2022
Deductible temporary differences	$736.7	$680.7
Tax losses	$469.6	$418.9

The tax losses not recognized expire as per the amount and years noted below. The deductible temporary differences do not expire under current tax legislation. Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profit will be available against which the Company can utilize the benefits therefrom.

iii.	Non-capital losses (not recognized)

The following table summarizes the Company’s operating losses that can be applied against future taxable profit:

Country	Type	Amount	Expiry Date
Canada	Net operating losses	$1,344.8	2027 - 2043
United States(a)	Net operating losses	254.4	2024 - 2026 & No expiry
Chile	Net operating losses	131.6	No expiry
Brazil	Net operating losses	4.9	No expiry
Mauritania	Net operating losses	5.3	2024-2028
Barbados	Net operating losses	42.1	2024-2030
Luxembourg	Net operating losses	61.4	Various
Other	Net operating losses	50.2	Various

(a)	Utilization of the United States loss carry forwards will be limited in any year as a result of the previous changes in ownership.

Global minimum top-up tax

On August 4, 2023, the Government of Canada released for consultation draft legislation to implement the Global Minimum Tax Act, which includes the introduction of a 15% global minimum tax (“top-up tax”) that applies to large multinational enterprise groups with global consolidated revenues over €750 million.

If such legislation becomes enacted or substantively enacted in Canada, the Company will first become subject to the top-up tax rules for its 2024 taxation year. There is no impact for the year ended December 31, 2023. In accordance with the amendments to IAS 12 issued by the IASB on May 23, 2023, the Company has applied a temporary mandatory relief from deferred tax accounting for the impacts of the top-up tax and will account for it as a current tax when it is incurred.